Preferred Stock Warrants and Warrant Liability - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Changes In Fair Value Of Warrants [Line Items]
Income related to change in the fair value of warrant liability	$ 62,305
Total balance of the warrant liability		$ 2,607,510